Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - Debt securities - CHF (SFr) SFr in Millions	Jun. 30, 2017	Dec. 31, 2016
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 737
Due from 1 to 5 years, amortized cost	948
Due from 5 to 10 years, amortized cost	77
Due after 10 years, amortized cost	388
Total, amortized cost	2,150	SFr 2,348
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	744
Due from 1 to 5 years, fair value	974
Due from 5 to 10 years, fair value	83
Due after 10 years, fair value	389
Total, fair value	SFr 2,190	2,400
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.75%
Due from 1 to 5 years, average yield (as a percent)	0.97%
Due from 5 to 10 years, average yield (as a percent)	0.95%
Due after 10 years, average yield (as a percent)	3.25%
Total, average yield (as a percent)	1.30%
Bank
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 737
Due from 1 to 5 years, amortized cost	948
Due from 5 to 10 years, amortized cost	74
Due after 10 years, amortized cost	388
Total, amortized cost	2,147	2,346
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	744
Due from 1 to 5 years, fair value	974
Due from 5 to 10 years, fair value	81
Due after 10 years, fair value	389
Total, fair value	SFr 2,188	SFr 2,398
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.75%
Due from 1 to 5 years, average yield (as a percent)	0.97%
Due from 5 to 10 years, average yield (as a percent)	0.99%
Due after 10 years, average yield (as a percent)	3.25%
Total, average yield (as a percent)	1.31%